SHARE CAPITAL (Details) CAD / shares in Units, $ / shares in Units, shares in Thousands, CAD in Millions					1 Months Ended		3 Months Ended				9 Months Ended
	Dec. 12, 2016 USD ($) tranche shares	Aug. 16, 2016 shares	Aug. 16, 2016 USD ($) $ / shares shares	Aug. 08, 2016 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) shares	Mar. 31, 2017 CAD CAD / shares shares	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CAD CAD / shares shares	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) shares	Sep. 30, 2016 USD ($) shares
Disclosure of classes of share capital [line items]
Proceeds from issuance of shares							$ 0			$ 220,100,000	$ 0	$ 220,100,000
Other liabilities							3,000,000	$ 0			3,000,000
Common shares							2,671,700,000	2,628,200,000			2,671,700,000
Amortization of gains related to flow-through common shares							200,000			1,200,000	3,500,000	3,300,000
Payments for exploration and evaluation expenses							3,700,000			$ 500,000	4,500,000	$ 3,500,000
Number of shares issued | shares		44,700	44,700
Proceeds from issuing shares			$ 220,100,000
Gross proceeds from the offering before transaction costs			230,000,000
Transaction costs			$ 9,900,000
Tangible exploration and evaluation assets
Disclosure of classes of share capital [line items]
Payments for exploration and evaluation expenses	$ 10,000,000
Contingently issuable consideration for purchase of exploration and evaluation rights (in shares) | shares	3,125
Number of tranches for delivery of contingently issuable consideration | tranche	3
Contingently issuable consideration, tranche intervals	12 months
Measurement period for upward adjustment of purchase price	24 months
Maximum upward adjustment to purchase price	$ 10,000,000
Agreement termination notification period	60 days
Flow-through shares issued to fund expenditures on Westwood Mine, March 2017
Disclosure of classes of share capital [line items]
Common shares					$ 13,400,000
Unspent portion							0				0
Flow-through shares issued to fund expenditures on Cote Gold Project
Disclosure of classes of share capital [line items]
Common shares								3,300,000
Unspent portion							500,000				500,000
Flow-through shares issued to fund expenditures on Westwood Mine, fourth quarter of 2016
Disclosure of classes of share capital [line items]
Common shares								$ 8,100,000
Unspent portion							$ 0				$ 0
Public Offering
Disclosure of classes of share capital [line items]
Shares issued during period, price per share (in CAD and dollars per share) | $ / shares				$ 5.15
Number of shares issued | shares				38,900
Proceeds from issuing shares				$ 200,000,000
Underwriters' option
Disclosure of classes of share capital [line items]
Shares issued during period, price per share (in CAD and dollars per share) | $ / shares			$ 5.15
Number of shares issued | shares		5,800	5,800
Percent of shares offered, underwriter additional purchase option		15.00%
Common shares
Disclosure of classes of share capital [line items]
Issuance of flow-through common shares (in shares) | shares											3,400	12,000
Common shares | Flow-through shares issued to fund expenditures on Westwood Mine, March 2017
Disclosure of classes of share capital [line items]
Issuance of flow-through common shares (in shares) | shares					3,400	3,400
Shares issued during period, price per share (in CAD and dollars per share) | CAD / shares						CAD 5.91
Proceeds from issuance of shares					$ 15,100,000	CAD 20.0
Other liabilities					$ 1,700,000
Common shares | Flow-through shares issued to fund expenditures on Cote Gold Project
Disclosure of classes of share capital [line items]
Issuance of flow-through common shares (in shares) | shares								900	900
Proceeds from issuance of shares								$ 4,400,000	CAD 5.9
Other liabilities								$ 1,100,000
Common shares | Flow-through shares issued to fund expenditures on Cote Gold Project | Bottom of range
Disclosure of classes of share capital [line items]
Shares issued during period, price per share (in CAD and dollars per share) | CAD / shares									CAD 6.56
Common shares | Flow-through shares issued to fund expenditures on Cote Gold Project | Top of range
Disclosure of classes of share capital [line items]
Shares issued during period, price per share (in CAD and dollars per share) | CAD / shares									CAD 6.63
Common shares | Flow-through shares issued to fund expenditures on Westwood Mine, fourth quarter of 2016
Disclosure of classes of share capital [line items]
Issuance of flow-through common shares (in shares) | shares								2,200	2,200
Proceeds from issuance of shares								$ 8,900,000	CAD 11.9
Other liabilities								$ 800,000
Common shares | Flow-through shares issued to fund expenditures on Westwood Mine, fourth quarter of 2016 | Bottom of range
Disclosure of classes of share capital [line items]
Shares issued during period, price per share (in CAD and dollars per share) | CAD / shares									CAD 5.34
Common shares | Flow-through shares issued to fund expenditures on Westwood Mine, fourth quarter of 2016 | Top of range
Disclosure of classes of share capital [line items]
Shares issued during period, price per share (in CAD and dollars per share) | CAD / shares									CAD 5.60